As filed with the Securities and Exchange Commission
                              on November 25, 1997
                                                     Registration Nos. 333-19497
                                                                       811-08009

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
Pre-Effective Amendment                                     [ ]
Post-Effective Amendment No. 2                              [X]

                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                 [X]
Amendment No. 3

                        (Check appropriate box or boxes.)

                        PBHG INSURANCE SERIES FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 32 South Street
                         Baltimore, Maryland 21202-3242
               (Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, Including Area Code            (800) 443-0051

                                Harold J. Baxter
                               1255 Drummers Lane
                                    Suite 300
                         Wayne, Pennsylvania 19087-1590

                     (Name and Address of Agent For Service)

                                   Copies to:

William H. Rheiner, Esq.                       John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll              Pilgrim Baxter & Associates, Ltd.
1735 Market Street, 51st Floor                 1255 Drummers Lane, Suite 300
Philadelphia, PA 19103-7599                    Wayne, PA 19087-1590
(215) 864-8600                                 (610) 341-9000

It is proposed that this filing will become effective (check appropriate box)

 X       immediately upon filing pursuant to paragraph (b)
---
         on (date) pursuant to paragraph (b)
---
         60 days after filing pursuant to paragraph (a)(1)
---
         on (date) pursuant to paragraph (a)(1)
---
         75 days after filing pursuant to paragraph (a)(2)
---
         on (date) pursuant to paragraph (a)(2) of rule 485
---

If appropriate, check the following box:

         this post-effective amendment designates a new effective date for a
---      previously filed post-effective amendment.

Title of Securities being registered:  Common Stock

                        PBHG INSURANCE SERIES FUND, INC.

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

PART A



Item No.                                             Location in Prospectus
--------                                             ----------------------
1.  Cover Page                                       Cover Page

2.  Synopsis                                         Summary; Expense Summary

3.  Condensed Financial Information                  Supplement

4.  General Description of Registrant                Investment Objectives and Policies;
                                                     General Investment Policies and
                                                     Strategies; Risk Factors; Investment
                                                     Limitations; General Information--The
                                                     Fund

5.  Management of the Fund                           General Information--Directors of the
                                                     Fund; General Information--The Adviser;
                                                     General Information--The Sub-Adviser
                                                     (Small Cap Value and Large Cap Value
                                                     Portfolios); General Information--The
                                                     Administrator and the Sub-
                                                     Administrator; General Information--The
                                                     Transfer Agent and Sub-Transfer Agent;
                                                     General Information--The Distributor

5A. Management's Discussion of                       Not Applicable
    Fund Performance

6.  Capital Stock and Other Securities               General Information -- Voting Rights;
                                                     Tax Status, Dividends and Distributions

7.  Purchase of Securities Being Offered             Purchases and Redemptions; Net Asset
                                                     Value

8.  Redemption or Repurchase                         Purchases and Redemptions; Net Asset
                                                     Value

9.  Pending Legal Proceedings                        Not Applicable

PART B

10. Cover Page                                       Cover Page

11. Table of Contents                                Table of Contents

12. General Information and History                  The Fund




13. Investment Objectives and Policies               Description of Permitted Investments;
                                                     Investment Limitations; Description of
                                                     Shares

14. Management of the Fund                           Directors and Officers of the Fund; The
                                                     Administrator and Sub-Administrator

15. Control Persons and Principal Holders            Directors and Officers of the Fund
    of Securities

16. Investment Advisory and Other                    The Adviser; The Sub-Adviser; The
    Services                                         Administrator and Sub-Administrator;
                                                     The Distributor

17. Brokerage Allocation and Other                   Portfolio Transactions
    Practices

18. Capital Stock and Other Securities               Description of Shares

19. Purchase, Redemption and Pricing of              Purchase and Redemption of Shares;
    Securities Being Offered                         Determination of Net Asset Value

20. Tax Status                                       Taxes

21. Underwriters                                     The Distributor

22. Calculation of Performance Data                  Performance Information

23. Financial Statements                             Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                     PART A

In addition to the Supplement set forth herein, pursuant to Rule 411 under the Securities Act of 1933, as amended, and Rule 0-4 and 8b-23 under the Investment Company Act of 1940, as amended, the information required to be included in Part A of this Registration Statement is incorporated by reference to the Prospectus dated October 3, 1997, as filed in electronic format via EDGAR with the Securities and Exchange Commission on October 3, 1997.

                        PBHG INSURANCE SERIES FUND, INC.

                       SUPPLEMENT DATED NOVEMBER 25, 1997
                     TO THE PROSPECTUS DATED OCTOBER 3, 1997

This Supplement updates certain information contained in the above-dated Prospectus for PBHG Insurance Series Fund, Inc.

Immediately following the section entitled "Summary" and immediately preceding the section entitled "Investment Objectives and Policies" in the Prospectus, the following should be considered to be inserted:

FINANCIAL HIGHLIGHTS

The information presented in the following table with respect to the PBHG Growth II, PBHG Large Cap Growth and PBHG Technology & Communications Portfolios for the period ended September 30, 1997, is unaudited. The PBHG Select 20 Portfolio commenced operations on September 26, 1997, and had no meaningful performance to report as of September 30, 1997. The PBHG Small Cap Value and PBHG Large Cap Value Portfolios did not commence operations until after September 30, 1997.

For the period ended September 30, 1997
Financial Highlights (unaudited)
For a Share Outstanding Throughout the Period

                                                 Net
                                                Asset              Net            Realized and       Distributions    Distributions
                                                Value           Investment         Unrealized          from Net            from
                                              Beginning           Income        Gains or (Losses)     Investment         Capital
                                              of Period           (Loss)          on Securities          Income           Gains
                                              ---------           ------          -------------          ------           -----
PBHG Growth II Portfolio
             1997(1)                            $10.00               -                1.44                 -                 -

PBHG Large Cap Growth Portfolio
             1997(1)                            $10.00              0.01              1.95                 -                 -

PBHG Technology & Communications Portfolio
             1997(1)                            $10.00               -                2.30                 -                 -




                                                                                                      Ratio
                                                                                                      of Net          Ratio
                                                 Net                                                Investment     of Expenses
                                                Asset                       Net         Ratio         Income        to Average
                                                Value                     Assets     of Expenses      (Loss)       Net Assets
                                                 End         Total         End       to Average     to Average     (Excluding
                                              of Period      Return     of Period    Net Assets     Net Assets      Waivers)
                                              ---------      ------     ---------    -----------    ----------      --------

PBHG Growth II Portfolio                        11.44       14.4%(t)   $5,545,234        1.20%*        (0.16)%*        5.65%*
             1997(1)

PBHG Large Cap Growth Portfolio                 11.96       19.6%(t)   $2,059,634        1.10%*         0.36%*        10.76%*
             1997(1)

PBHG Technology & Communications Portfolio      12.30       22.9%(t)   $1,082,463        1.20%*         0.06%*        11.14%*
             1997(1)




                                          The PBHG Fund, Inc.
                                                 Ratio
                                                 of Net
                                               Investment
                                              Income (Loss)
                                               to Average
                                               Net Assets        Portfolio       Average
                                               (Excluding         Turnover      Commision
                                                 Waivers)           Rate         Rate(2)
                                                 --------           ----         -------
PBHG Growth II Portfolio
             1997(1)                             (4.61)%*          17.62%        $0.0362

PBHG Large Cap Growth Portfolio
             1997(1)                             (9.30)%*          37.52%        $0.0506

PBHG Technology & Communications Portfolio
             1997(1)                             (9.88)%*          52.21%        $0.0366


* Annualized
t Total returns have not been annualized.
1 The PBHG Growth II, Large Cap Growth, and Technology and Communications
  Portfolios commenced operations on May 1, 1997.
2 Average commision rate paid per share for security purchases and sales during the period.


Amounts designated as "-" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

                                     PART B

In addition to the information set forth herein, pursuant to Rule 411 under the Securities Act of 1933, as amended, and Rule 0-4 and 8b-23 under the Investment Company Act of 1940, as amended, the information required to be included in Part B of this Registration Statement is incorporated by reference to the Statement of Additional Information dated October 3, 1997, as filed in electronic format via EDGAR with the Securities and Exchange Commission on October 3, 1997.

The Statement of Additional Information dated October 3, 1997, is revised as of November 24, 1997, by adding the following immediately after the Report of Independent Accountants presented on page 21:

Presented below are updated financial statements as of September 30, 1997, concerning the PBHG Growth II, PBHG Large Cap Growth and PBHG Technology & Communications Portfolios, which statements are unaudited.

Statement of Operations (000) (unaudited)
For the period ended September 30, 1997

                                                                                                 PBHG                   PBHG
                                                                           PBHG                Large Cap             Technology &
                                                                        Growth II                Growth             Communications
                                                                       Portfolio(1)           Portfolio(1)           Portfolio(1)
                                                                       ------------           ------------          --------------
                                                                         05/01/97                05/01/97              05/01/97
                                                                            to                      to                     to
                                                                         09/30/97                09/30/97              09/30/97
                                                                       -------------           ------------          ------------
Investment Income:
     Dividends                                                                 $661                   $554                  $24
     Interest                                                                 9,217                  4,918                1,943
     Less: Foreign Taxes Withheld                                                 -                      -                    -
                                                                           --------               --------              -------
          Total Investment Income                                             9,878                  5,472                1,967
                                                                           --------               --------              -------
Expenses:
     Investment Advisory Fees                                                 8,063                  2,805                1,328
     Waiver of Investment Advisory Fees                                      (8,063)                (2,805)              (1,328)
     Reimbursement of Other Expenses by Adviser                             (34,180)               (33,308)             (14,199)
     Administrative Fees                                                      1,423                    561                  234
     Transfer Agent Fees                                                      8,748                  8,332                8,334
     Registration and Filing Fees                                               973                    358                  184
     Printing Fees                                                            3,478                  2,689                  549
     Professional Fees                                                       19,128                 14,779                3,005
     Custodian Fees                                                           1,854                  1,466                1,462
     Pricing                                                                  1,479                  1,292                  275
     Directors' Fees                                                          7,652                  7,117                1,203
     Amortization of Deferred Organizational Costs                              828                    828                  828
                                                                           --------               --------              -------
            Total Expenses                                                   11,383                  4,114                1,875
                                                                           --------               --------              -------

Net Investment Income (Loss)                                                 (1,505)                 1,358                   92
                                                                           --------               --------              -------

Net Realized Gain (Loss) from Security Transactions                          (5,440)                (2,879)               1,462
Net Change in Unrealized Appreciation (Depreciation) on Investments         274,982                118,899               82,886
                                                                           --------               --------              -------

Net Realized and Unrealized Gain (Loss) on Investments
     and Foreign Currency Transactions                                      269,542                116,020               84,348
                                                                           --------               --------              -------

Increase (Decrease) in Net Assets Resulting from Operations                $268,037               $117,378              $84,440
                                                                           ========               ========              =======



1. The PBHG Growth II. Large Cap Growth and Technology and Communications Portfolios commenced operations on May 1, 1997.

Amounts designated as "-" are either $0 or have been rounded to $0.

STATEMENT OF CHANGES IN NET ASSETS (000) (unaudited)
For the period ended September 30, 1997

                                                                                                                         PBHG
                                                                          PBHG                  PBHG                 Technology &
                                                                        Growth II          Large Cap Growth        Communications
                                                                       Portfolio(1)          Portfolio(1)           Portfolio(1)
                                                                       ------------        ----------------        --------------
                                                                         05/01/97              05/01/97               05/01/97
                                                                            to                    to                     to
                                                                         09/30/97              09/30/97               09/30/97
                                                                       ------------        ----------------        --------------
Investment Activities:
     Net Investment Income (Loss)                                           (1,505)                   1,358                   92
     Net Realized Gain (Loss) from Security Transactions                    (5,440)                  (2,879)               1,462
     Net Change in Unrealized Appreciation (Depreciation)
            on Investments                                                 274,982                  118,899               82,886
                                                                         ---------                ---------            ---------

     Net Increase (Decrease) in Net Assets Resulting
            from Operations                                                268,037                  117,378               84,440
                                                                         ---------                ---------            ---------
Distributions to Shareholders From:
     Net Investment Income                                                       -                        -                    -
     Net Realized Gains from Security Transactions                               -                        -                    -
                                                                         ---------                ---------            ---------
     Total Distributions                                                         -                        -                    -
                                                                         ---------                ---------            ---------

Capital Share Transactions (A):
     Shares Issued                                                       5,838,404                2,149,273            1,016,016
     Shares Issued upon Reinvestment of  Distributions                           -                        -                    -
     Shares Redeemed                                                      (561,207)                (207,017)             (17,993)
                                                                         ---------                ---------            ---------

     Increase (Decrease) in Net Assets Derived from
         Capital Share Transactions                                      5,277,197                1,942,256              998,023
                                                                         ---------                ---------            ---------

    Total Increase (Decrease) in Net Assets                              5,545,234                2,059,634            1,082,463
                                                                         =========                =========            =========

Net Assets:
     Beginning of Period                                                         -                        -                    -
                                                                         ---------                ---------            ---------
     End of Period                                                       5,545,234                2,059,634            1,082,463
                                                                         ---------                ---------            ---------

(A) Shares Issued and Redeemed:
     Shares Issued                                                         535,714                  191,971               89,697
     Shares Issued upon Reinvestment of Distributions                            -                        -                    -
     Shares Redeemed                                                       (51,165)                 (19,787)              (1,638)
                                                                         ---------                ---------            ---------
     Net Increase (Decrease) in Shares Outstanding                         484,549                  172,184               88,059
                                                                         =========                =========            =========

1. The PBHG Growth II, Large Cap Growth, and Technology and Communications Portfolios commenced operations on May 1, 1997

    The accompanying notes are an integral part of the financial statements.

Statement of Net Assets (unaudited)
As of September 30, 1997
PBHG INSURANCE SERIES FUND, INC. - GROWTH II Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Description                                                                                          Shares            Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.3%
CONSUMER - 14.9%
CONSUMER PRODUCTS MISCELLANEOUS - 0.6%
BLYTH INDUSTRIES*                                                                                     1,235            34,580
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       34,580
------------------------------------------------------------------------------------------------------------------------------------
HOTELS/RESORTS - 0.6%
CAPSTAR HOTEL *                                                                                         940            31,549
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       31,549
------------------------------------------------------------------------------------------------------------------------------------
LEISURE-RECREATION - 0.9%
CALLAWAY GOLF                                                                                         1,499            52,278
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       52,278
------------------------------------------------------------------------------------------------------------------------------------
RETAIL-APPAREL - 3.4%
JONES APPAREL GROUP *                                                                                 1,125            60,750
NAUTICA ENTERPRISES *                                                                                 2,302            64,744
TOMMY HILFIGER *                                                                                      1,287            64,270
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      189,764
------------------------------------------------------------------------------------------------------------------------------------
RETAIL-CATALOG - 1.7%
CDW COMPUTER CENTERS*                                                                                 1,400            90,650
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       90,650
------------------------------------------------------------------------------------------------------------------------------------
RETAIL-DISCOUNT STORES - 1.3%
DOLLAR TREE STORES*                                                                                   1,740            73,189
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       73,189
------------------------------------------------------------------------------------------------------------------------------------
RETAIL-HOME FURNISHING - 2.3%
BED BATH & BEYOND*                                                                                    3,685           129,436
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      129,436
------------------------------------------------------------------------------------------------------------------------------------
RETAIL-OFFICE PRODUCTS - 1.7%
STAPLES *                                                                                             3,461            95,610
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       95,610
------------------------------------------------------------------------------------------------------------------------------------
RETAIL-SPECIALTY - 2.4%
BORDERS GROUP *                                                                                         920            25,300
GENERAL NUTRITION*                                                                                    1,980            57,666
TIFFANY                                                                                               1,140            48,450
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      131,416
------------------------------------------------------------------------------------------------------------------------------------
Total Consumer (Cost $784,437)                                                                                        828,472
------------------------------------------------------------------------------------------------------------------------------------
ENERGY - 9.0%
CONTRACT DRILLING - 5.6%
CLIFFS DRILLING COMPANY*                                                                                500            34,813
ENSCO INTERNATIONAL                                                                                   1,780            70,199
GLOBAL MARINE*                                                                                        2,779            92,402
SANTA FE INTERNATIONAL *                                                                              1,370            63,705
ZOLTEK *                                                                                                753            47,910
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      309,029
------------------------------------------------------------------------------------------------------------------------------------
SERVICE/EQUIPMENT - 3.4%
BJ SERVICES *                                                                                           900            66,824
CAMCO INTERNATIONAL                                                                                     800            55,800
TIDEWATER                                                                                             1,093            64,760
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      187,384
------------------------------------------------------------------------------------------------------------------------------------
Total Energy (Cost $421,620)                                                                                          496,413
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 1.8%
CONSUMER FINANCE -1.4%
MONEY STORE (THE)                                                                                     2,668            76,038
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       76,038
------------------------------------------------------------------------------------------------------------------------------------
BROKERAGE/INVESTMENT BANK - 0.4%
OCWEN FINANCIAL *                                                                                       600            25,275
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       25,275
------------------------------------------------------------------------------------------------------------------------------------
Total Financial (Cost $106,862)                                                                                       101,313
------------------------------------------------------------------------------------------------------------------------------------
HEALTH - 12.2%
CONTRACT RESEARCH - 1.9%
QUINTILES TRANSNATIONAL*                                                                              1,227           103,375
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      103,375
------------------------------------------------------------------------------------------------------------------------------------
DRUGS/PHARMACEUTICALS - 2.1%
MEDICIS PHAMACEUTICALS *                                                                                600            27,525
DURA PHARMACEUTICALS*                                                                                 2,080            90,740
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      118,265
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION SYSTEMS - 2.7%
HBO & COMPANY                                                                                         4,010           151,377
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      151,377
------------------------------------------------------------------------------------------------------------------------------------
MANAGED HEALTHCARE - 1.9%
OXFORD HEALTH PLANS *                                                                                 1,391           104,151
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      104,151
------------------------------------------------------------------------------------------------------------------------------------
PHYSICIAN PRACTICE MANAGEMENT - 0.9%
PHYCOR *                                                                                              1,709            49,668
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       49,668
------------------------------------------------------------------------------------------------------------------------------------
SPECIAL OUTPATIENT FACILITY - 2.7%
HEALTHSOUTH *                                                                                         3,565            95,141
TOTAL RENAL CARE HOLDINGS*                                                                            1,103            55,150
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      150,291
------------------------------------------------------------------------------------------------------------------------------------
Total Health (Cost $655,471)                                                                                          677,127
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL GENERAL MANUFACTURING - 1.2%
AUTO-RELATED - 1.2%
HARLEY-DAVIDSON                                                                                       2,260            65,964
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       65,964
------------------------------------------------------------------------------------------------------------------------------------
Total Industrial/General Manufacturing (Cost $58,237)                                                                  65,964
------------------------------------------------------------------------------------------------------------------------------------
SERVICES - 18.3%
CORRECTIONAL SERVICES - 2.8%
CORRECTIONS CORP. OF AMERICA*                                                                         3,609           156,992
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      156,992
------------------------------------------------------------------------------------------------------------------------------------
EDUCATIONAL SERVICES - 1.7%
APOLLO GROUP, CL A*                                                                                   2,233            94,623
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       94,623
------------------------------------------------------------------------------------------------------------------------------------
EMPLOYMENT SERVICES - 1.3%
ACCUSTAFF*                                                                                            2,295            72,293
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       72,293
------------------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL - 5.3%
ALLIED WASTE INDUSTRIES *                                                                             2,750            52,594
SUPERIOR SERVICES *                                                                                   1,200            34,200
US FILTER*                                                                                            1,550            66,747
USA WASTE SERVICES *                                                                                  3,479           138,725
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      292,266
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION SERVICES - 1.0%
GARTNER GROUP *                                                                                       1,825            54,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       54,750
------------------------------------------------------------------------------------------------------------------------------------
RADIO/TELEVISION - 3.4%
CLEAR CHANNEL COMMUNICATIONS*                                                                         1,788           115,997
JACOR COMMUNICATION *                                                                                 1,121            49,534
MRV COMMUNICATIONS *                                                                                    700            25,550
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      191,081
------------------------------------------------------------------------------------------------------------------------------------
SYSTEMS INTEGRATOR - 1.0%
COMPUTER HORIZONS*                                                                                      600            21,750
KEANE *                                                                                               1,100            34,925
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       56,675
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS PROCESSING - 1.8%
ANCHOR GAMING *                                                                                         100             8,875
PAYCHEX                                                                                               2,514            87,675
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       96,550
------------------------------------------------------------------------------------------------------------------------------------
Total Services (Cost $938,461)                                                                                      1,015,230
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 31.9%
EMBEDDED SOFTWARE - 1.1%
WIND RIVER SYSTEMS *                                                                                  1,480            61,050
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       61,050
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT MANUFACTURING - 1.2%
JABIL CIRCUIT *                                                                                         300            19,650
SOLECTRON *                                                                                           1,070            47,615
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       67,265
------------------------------------------------------------------------------------------------------------------------------------
GRAPHIC/IMAGE PROCESSING - 2.1%
ELECTRONICS FOR IMAGING*                                                                              2,240           114,240
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      114,240
------------------------------------------------------------------------------------------------------------------------------------
NETWORKING SECURITY - 1.3%
SECURITY DYNAMICS TECHNOLOGY*                                                                         1,870            69,424
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       69,424
------------------------------------------------------------------------------------------------------------------------------------
NETWORKING SOFTWARE - 0.7%
MCAFEE ASSOCIATES*                                                                                      771            40,863
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       40,863
------------------------------------------------------------------------------------------------------------------------------------
PC-PERIPHERALS MANUFACTURING - 1.6%
ADAPTEC *                                                                                             1,839            85,973
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       85,973
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR MANUFACTURING - 6.1%
ALTERA *                                                                                              1,011            51,814
LATTICE SEMICONDUCTOR*                                                                                  770            50,146
LINEAR TECHNOLOGY                                                                                     1,370            94,187
MICROCHIP TECHNOLOGY*                                                                                 1,238            55,903
VITESSE SEMICONDUCTOR *                                                                               1,700            84,256
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      336,306
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR PRODUCT EQUIPMENT - 2.9%
INTEGRATED PROCESS EQUIPMENT*                                                                           900            33,188
NOVELLUS SYSTEMS *                                                                                      500            63,000
TERADYNE *                                                                                            1,200            64,575
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      160,763
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR TESTING EQUIPMENT - 0.9%
UNIPHASE *                                                                                              640            50,880
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       50,880
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE-CLIENT/SERVER - 3.4%
HNC SOFTWARE *                                                                                        1,181            46,945
PEOPLESOFT*                                                                                           2,357           140,831
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      187,776
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE-ERP - 0.9%
J.D. EDWARDS & COMPANY *                                                                              1,500            50,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       50,250
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE-INTERNET - 1.3%
AMERICA ONLINE *                                                                                        920            69,403
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       69,403
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE-OTHER - 1.0%
VIASOFT *                                                                                             1,135            56,183
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       56,183
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE-SYSTEM/MAINFRAME - 1.5%
BMC SOFTWARE *                                                                                        1,340            86,765
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       86,765
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 5.9%
ADC TELECOMMUNICATIONS*                                                                               2,984            96,980
ADVANCED FIBRE *                                                                                      1,840            75,440
P-COM *                                                                                               1,200            28,725
TELLABS *                                                                                             1,971           101,505
WORLD ACCESS *                                                                                          900            29,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      331,900
------------------------------------------------------------------------------------------------------------------------------------
Total Technology (Cost $1,713,490)                                                                                  1,769,041
------------------------------------------------------------------------------------------------------------------------------------
        Total Common Stock
               (Cost $4,678,578)                                                                                    4,953,560
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 12.2%
Lehman
    5.36%, dated 09/30/97, matures 10/01/97, repurchase price $677,992
    (collaterialized by U.S. Government Obligations: total market value $698,635)                   677,891           677,891
------------------------------------------------------------------------------------------------------------------------------------
        Total Repurchase Agreement
              (Cost $677,891)                                                                                         677,891
------------------------------------------------------------------------------------------------------------------------------------
Total Investments - 101.5%
     (Cost $5,356,469)                                                                                              5,631,451
------------------------------------------------------------------------------------------------------------------------------------
Other Assets and Liabilities - (1.5%)
Other Assets and Liabilities, Net                                                                                     (86,217)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Fund Shares (authorized 500 million shares -
    $0.001 par value) based on 484,549 outstanding shares
    of common stock                                                                                                 5,277,197
Accumulated net investment loss                                                                                        (1,505)
Accumulated net realized loss on investments                                                                           (5,440)
Net unrealized appreciation on investments                                                                            274,982
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets -100%                                                                                              5,545,234
====================================================================================================================================
Net Asset Value, Offering and Redemption Price
     Per Share                                                                                                         $11.44
====================================================================================================================================

* Non-income producing security
(A)-TRI-PARTY REPURCHASE AGREEMENT
Cl - Class

STATEMENT OF NET ASSETS (unaudited)
As of September 30, 1997
PBHG INSURANCE SERIES FUND, INC. - LARGE CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------------------------------
                                                                                               Market
Description                                                               Shares               Value
--------------------------------------------------------------------------------------------------------
Common Stock - 84.0%
CONSUMER - 6.4%
FUNERAL SERVICES - 1.4%
SERVICE CORPORATION INTERNATIONAL                                           900                 28,969
--------------------------------------------------------------------------------------------------------
                                                                                                28,969
--------------------------------------------------------------------------------------------------------
HOTELS/RESORTS - 2.3%
HFS*                                                                        163                 12,133
MARRIOTT CORP INTERNATIONAL                                                 500                 35,531
--------------------------------------------------------------------------------------------------------
                                                                                                47,664
--------------------------------------------------------------------------------------------------------
RETAIL-APPAREL - 1.3%
JONES APPAREL GROUP*                                                        500                 27,000
--------------------------------------------------------------------------------------------------------
                                                                                                27,000
--------------------------------------------------------------------------------------------------------
RETAIL-OFFICE PRODUCTS - 1.4%
STAPLES*                                                                  1,000                 27,625
--------------------------------------------------------------------------------------------------------
                                                                                                27,625
--------------------------------------------------------------------------------------------------------
Total Consumer (Cost $121,121)                                                                 131,258
--------------------------------------------------------------------------------------------------------
ENERGY - 6.6%
CONTRACT DRILLING - 4.0%
DIAMOND OFFSHORE DRILLING                                                   300                 16,556
ENSCO INTERNATIONAL                                                         800                 31,550
NABORS INDUSTRIES*                                                          500                 19,469
SANTA FE INTERNATIONAL*                                                     300                 13,950
--------------------------------------------------------------------------------------------------------
                                                                                                81,525
--------------------------------------------------------------------------------------------------------
SERVICE/EQUIPMENT - 2.6%
BAKER HUGHES                                                                200                  8,750
CAMCO INTERNATIONAL                                                         300                 20,925
SCHLUMBERGER LTD                                                            300                 25,256
--------------------------------------------------------------------------------------------------------
                                                                                                54,931
--------------------------------------------------------------------------------------------------------
Total Energy (Cost $115,838)                                                                   136,456
--------------------------------------------------------------------------------------------------------
FINANCIAL - 5.0%
BROKERAGE/INVESTMENT BANK - 0.4%
OCWEN FINANCIAL*                                                            200                  8,425
--------------------------------------------------------------------------------------------------------
                                                                                                 8,425
--------------------------------------------------------------------------------------------------------
CONSUMER FINANCE - 2.9%
ASSOCIATES FIRST CAPITAL                                                    600                 37,350
MONEY STORE (THE)                                                           800                 22,800
--------------------------------------------------------------------------------------------------------
                                                                                                60,150
--------------------------------------------------------------------------------------------------------
MORTGAGE RELATED - 1.7%
MGIC INVESTMENT                                                             600                 34,388
--------------------------------------------------------------------------------------------------------
                                                                                                34,388
--------------------------------------------------------------------------------------------------------
Total Financial (Cost $97,207)                                                                 102,963
--------------------------------------------------------------------------------------------------------
HEALTH - 12.0%
CONTRACT RESEARCH - 1.2%
QUINTILES TRANSNATIONAL*                                                    300                 25,275
--------------------------------------------------------------------------------------------------------
                                                                                                25,275
--------------------------------------------------------------------------------------------------------
DRUGS/PHARMACEUTICALS - 2.4%
LILLY (ELI) & CO                                                            200                 24,088
MERCK                                                                       200                 19,988
PFIZER                                                                      100                  6,006
--------------------------------------------------------------------------------------------------------
                                                                                                50,082
--------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (unaudited)
As of September 30, 1997
PBHG INSURANCE SERIES FUND, INC. - LARGE CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------------------------------
                                                                                               Market
Description                                                               Shares               Value
--------------------------------------------------------------------------------------------------------
HOSPITAL - 1.4%
HEALTH MANAGEMENT ASSOCIATION*                                              900                 28,463
--------------------------------------------------------------------------------------------------------
                                                                                                28,463
--------------------------------------------------------------------------------------------------------
INFORMATION SYSTEMS - 1.5%
HBO & COMPANY                                                               800                 30,200
--------------------------------------------------------------------------------------------------------
                                                                                                30,200
--------------------------------------------------------------------------------------------------------
MANAGED HEALTH CARE - 1.8%
OXFORD HEALTH PLANS*                                                        500                 37,438
--------------------------------------------------------------------------------------------------------
                                                                                                37,438
--------------------------------------------------------------------------------------------------------
PHYSICIAN PRACTICE MANAGEMENT - 0.4%
PHYCOR *                                                                    300                  8,719
--------------------------------------------------------------------------------------------------------
                                                                                                 8,719
--------------------------------------------------------------------------------------------------------
PHARMACEUTICAL SERVICES - 1.6%
OMNICARE                                                                  1,000                 32,500
--------------------------------------------------------------------------------------------------------
                                                                                                32,500
--------------------------------------------------------------------------------------------------------
SPECIAL OUTPATIENT FACILITY - 1.7%
HEALTHSOUTH*                                                              1,300                 34,692
--------------------------------------------------------------------------------------------------------
                                                                                                34,692
--------------------------------------------------------------------------------------------------------
Total Health (Cost $235,742)                                                                   247,369
--------------------------------------------------------------------------------------------------------
INDUSTRIAL/GENERAL MANUFACTURING - 1.4%
AUTO-RELATED - 0.7%
HARLEY DAVIDSON                                                             500                 14,594
--------------------------------------------------------------------------------------------------------
                                                                                                14,594
--------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY - 0.7%
DANAHER                                                                     250                 14,500
--------------------------------------------------------------------------------------------------------
                                                                                                14,500
--------------------------------------------------------------------------------------------------------
Total Industrial/General Manufacturing (Cost $25,228)                                           29,094
--------------------------------------------------------------------------------------------------------
SERVICES - 26.8%
COMMERCIAL SERVICES - 1.8%
DST SYSTEMS*                                                                456                 16,872
PITTSTON BRINKS GROUP                                                       500                 20,031
--------------------------------------------------------------------------------------------------------
                                                                                                36,903
--------------------------------------------------------------------------------------------------------
COMMUNICATIONS SERVICES - 2.5%
PANAMSAT*                                                                   600                 25,875
WORLDCOM*                                                                   700                 24,763
--------------------------------------------------------------------------------------------------------
                                                                                                50,638
--------------------------------------------------------------------------------------------------------
CORRECTIONAL SERVICES - 1.7%
CORRECTIONS CORP. OF AMERICA*                                               800                 34,800
--------------------------------------------------------------------------------------------------------
                                                                                                34,800
--------------------------------------------------------------------------------------------------------
EDUCATIONAL SERVICES - 3.7%
APOLLO GROUP, CL A*                                                         850                 36,019
CBT GROUP ADR*                                                              500                 40,125
--------------------------------------------------------------------------------------------------------
                                                                                                76,144
--------------------------------------------------------------------------------------------------------
ELECTRONIC COMMERCE - 1.6%
STERLING COMMERCE*                                                          900                 32,344
--------------------------------------------------------------------------------------------------------
                                                                                                32,344
--------------------------------------------------------------------------------------------------------
EMPLOYMENT SERVICE -  1.4%
ACCUSTAFF*                                                                  900                 28,350
--------------------------------------------------------------------------------------------------------
                                                                                                28,350
--------------------------------------------------------------------------------------------------------
ENVIRONMENTAL - 4.6%

STATEMENT OF NET ASSETS (unaudited)
As of September 30, 1997
PBHG INSURANCE SERIES FUND, INC. - LARGE CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------------------------------
                                                                                               Market
Description                                                               Shares               Value
--------------------------------------------------------------------------------------------------------
ALLIED WASTE INDUSTRIES*                                                  1,600                 30,600
THERMO ELECTRON*                                                            266                 10,640
US FILTER *                                                                 500                 21,531
USA WASTE SERVICES*                                                         800                 31,900
--------------------------------------------------------------------------------------------------------
                                                                                                94,671
--------------------------------------------------------------------------------------------------------
INFORMATION/COMPUTER SERVICES - 1.3%
GARTNER GROUP, CL A*                                                        900                 27,000
--------------------------------------------------------------------------------------------------------
                                                                                                27,000
--------------------------------------------------------------------------------------------------------
RADIO/TELEVISION - 1.2%
CLEAR CHANNEL COMMUNICATION*                                                374                 24,263
--------------------------------------------------------------------------------------------------------
                                                                                                24,263
--------------------------------------------------------------------------------------------------------
SYSTEMS INTEGRATOR - 5.8%
CAMBRIDGE TECHNOLOGY*                                                       860                 30,799
COMPUTER HORIZONS*                                                          800                 29,000
COMPUTER SCIENCES*                                                          400                 28,300
KEANE *                                                                   1,000                 31,750
--------------------------------------------------------------------------------------------------------
                                                                                               119,849
--------------------------------------------------------------------------------------------------------
TRANSACTION PROCESSING - 1.2%
FISERV *                                                                    600                 26,325
--------------------------------------------------------------------------------------------------------
                                                                                                26,325
--------------------------------------------------------------------------------------------------------
Total Service (Cost $510,329)                                                                  551,287
--------------------------------------------------------------------------------------------------------
TECHNOLOGY - 25.8%
COMPUTER-MANUFACTURING - 0.9%
DELL COMPUTER*                                                              200                 19,375
--------------------------------------------------------------------------------------------------------
                                                                                                19,375
--------------------------------------------------------------------------------------------------------
DATA STORAGE - 1.4%
EMC *                                                                       500                 29,188
--------------------------------------------------------------------------------------------------------
                                                                                                29,188
--------------------------------------------------------------------------------------------------------
DESIGN AUTOMATION SOFTWARE - 3.0%
CISCO SYSTEMS *                                                             400                 29,225
MCAFEE ASSOCIATES *                                                         600                 31,800
--------------------------------------------------------------------------------------------------------
                                                                                                61,025
--------------------------------------------------------------------------------------------------------
SEMICONDUCTOR MANUFACTURING - 4.2%
ALTERA*                                                                     600                 30,750
INTEL                                                                       300                 27,694
LINEAR TECHNOLOGY                                                           400                 27,500
--------------------------------------------------------------------------------------------------------
                                                                                                85,944
--------------------------------------------------------------------------------------------------------
SEMICONDUCTOR PRODUCTION EQUIPMENT - 4.4%
APPLIED MATERIALS*                                                          300                 28,575
ASM LITHOGRAPHY HLD*                                                        400                 39,500
TERADYNE *                                                                  400                 21,525
--------------------------------------------------------------------------------------------------------
                                                                                                89,600
--------------------------------------------------------------------------------------------------------
SOFTWARE-CLIENT/SERVER - 1.7%
PEOPLESOFT*                                                                 600                 35,850
--------------------------------------------------------------------------------------------------------
                                                                                                35,850
--------------------------------------------------------------------------------------------------------
SOFTWARE-DATABASE - 0.9%
ORACLE *                                                                    500                 18,219
--------------------------------------------------------------------------------------------------------
                                                                                                18,219
--------------------------------------------------------------------------------------------------------
SOFTWARE-DESKTOP - 1.3%
MICROSOFT*                                                                  200                 26,463
--------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (unaudited)
As of September 30, 1997
PBHG INSURANCE SERIES FUND, INC. - LARGE CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------------------------------
                                                                                               Market
Description                                                               Shares               Value
--------------------------------------------------------------------------------------------------------
                                                                                                26,463
--------------------------------------------------------------------------------------------------------
SOFTWARE-ERP - 0.8%
J.D. EDWARDS & COMPANY*                                                     500                 16,750
--------------------------------------------------------------------------------------------------------
                                                                                                16,750
--------------------------------------------------------------------------------------------------------
SOFTWARE-INTERNET - 1.5%
AMERICA ONLINE*                                                             400                 30,175
--------------------------------------------------------------------------------------------------------
                                                                                                30,175
--------------------------------------------------------------------------------------------------------
SOFTWARE-MANUFACTURING - 0.9%
MANUGISTICS *                                                               500                 17,873
--------------------------------------------------------------------------------------------------------
                                                                                                17,873
--------------------------------------------------------------------------------------------------------
SOFTWARE-SYSTEM/MAINFRAME - 1.2%
BMC SOFTWARE*                                                               400                 25,900
--------------------------------------------------------------------------------------------------------
                                                                                                25,900
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT - 3.6%
ADC TELECOMMUNICATIONS*                                                     700                 22,750
LUCENT TECHNOLOGIES                                                         400                 32,550
TELLABS*                                                                    400                 20,600
--------------------------------------------------------------------------------------------------------
                                                                                                75,900
--------------------------------------------------------------------------------------------------------
Total Technology (Cost $506,325)                                                               532,262
--------------------------------------------------------------------------------------------------------
        Total Common Stock
              (Cost $1,611,790)                                                              1,730,689
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Repurchase Agreement - 16.7%
Lehman
    5.36%, dated 09/30/97, matures 10/01/97,
    repurchase price $344,516 (collateralized by U.S.
    Government obligations: total market value $355,006)(A)            $344,465             $  344,465
--------------------------------------------------------------------------------------------------------
        Total Repurchase Agreement
              (Cost $344,465)                                                                  344,465
--------------------------------------------------------------------------------------------------------
Total Investments - 100.7%
     (Cost $1,956,255)                                                                      $2,075,154
--------------------------------------------------------------------------------------------------------
Other Assets and Liabilities - (0.7)%
Other Assets and Liabilities, Net                                                              (15,520)
--------------------------------------------------------------------------------------------------------
Net Assets:
Fund Shares (authorized 500 miilion shares -
        $0.001 par value) based on 172,184 outstanding shares
        of common stock                                                                      1,942,256
Accumulated net investment income                                                                1,358
Accumulated net realized loss on investments                                                    (2,879)
Net unrealized appreciation on investments                                                     118,899
--------------------------------------------------------------------------------------------------------
Total Net Assets -100%                                                                      $2,059,634
========================================================================================================
Net Asset Value, Offering and Redemption Price
     Per Share                                                                              $    11.96
========================================================================================================


* Non-income producing security
(A) - TRI-PARTY REPURCHASE AGREEMENT
ADR - American Depository Receipt
Cl - Class

STATEMENT OF NET ASSETS (unaudited)
As of September 30, 1997
PBHG INSURANCE SERIES FUND, INC. ~ TECHNOLOGY & COMMUNICATIONS PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Market
Description                                                                                          Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------

Common Stock - 86.3%
ENERGY - 0.8%
SERVICE/EQUIPMENT - 0.8%
INPUT/OUTPUT*                                                                                          300               8,888
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,888
-----------------------------------------------------------------------------------------------------------------------------------
Total Energy (Cost $8,653)                                                                                               8,888
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH - 6.2%
CONTRACT RESEARCH - 1.6%
APPLIED ANALYTICAL*                                                                                    200               4,050
PAREXEL INTERNATIONAL*                                                                                 100               3,950
QUINTILES TRANSNATIONAL*                                                                               100               8,425
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        16,425
-----------------------------------------------------------------------------------------------------------------------------------
DRUGS/PHARMACEUTICALS - 1.2%
DURA PHARMACEUTICALS*                                                                                  300              13,088
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,088
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION SYSTEMS - 1.7%
HBO & COMPANY                                                                                          500              18,875
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        18,875
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL DEVICES - 1.0%
ARTERIAL VASCULAR ENGINEER*                                                                            200              11,100
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        11,100
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.7%
ESC MEDICAL SYSTEMS LIMITED*                                                                           200               7,525
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,525
-----------------------------------------------------------------------------------------------------------------------------------
Total Health (Cost $59,759)                                                                                             67,013
-----------------------------------------------------------------------------------------------------------------------------------
SERVICE - 15.8%
EMPLOYMENT SERVICE - 0.3%
ACCUSTAFF*                                                                                             100               3,150
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,150
-----------------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL - 0.8%
US FILTER*                                                                                             200               8,613
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,613
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION/COMPUTER SERVICES - 0.8%
GARTNER GROUP, CL A*                                                                                   300               9,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,000
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING SERVICES/FORMS - 1.4%
CONSOLIDATED GRAPHICS*                                                                                 300              14,925
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        14,925
-----------------------------------------------------------------------------------------------------------------------------------
SYSTEMS INTEGRATOR - 8.4%
CAMBRIDGE TECHNOLOGY*                                                                                  700              25,068
COMPUTER HORIZONS*                                                                                     200               7,250
ECSOFT GROUP ADR*                                                                                      800              14,100
INTELLIGROUP*                                                                                          700              15,050
KEANE*                                                                                                 400              12,700
REGISTRY*                                                                                               80               3,690
TECHNOLOGY SOLUTIONS*                                                                                  400              12,900
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        90,758
-----------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS PROCESSING - 4.1%
ACE*COMM*                                                                                              200               4,350
CONCORD EFS*                                                                                           400              10,800
NATIONAL DATA                                                                                          200               8,200
SAVILLE SYSTEMS ADR                                                                                    300              21,075
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        44,425
-----------------------------------------------------------------------------------------------------------------------------------
Total Services (Cost $152,795)                                                                                         170,871
-----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 63.5%
AUTOMATED SOFTWARE QUALITY - 0.4%
MERCURY INTERACTIVE                                                                                    200               3,825
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,825
-----------------------------------------------------------------------------------------------------------------------------------
CABLES/FIBEROPTICS - 2.1%
CABLE DESIGN TECHNOLOGIES*                                                                             600              22,838
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        22,838
-----------------------------------------------------------------------------------------------------------------------------------
CLIENT/SERVER HELP DESK - 1.3%
PEGASYSTEMS*                                                                                           200               6,075
SCOPUS TECHNOLOGY*                                                                                     500               7,938
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        14,013
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER MANUFACTURING - 0.9%
SUN MICROSYSTEMS                                                                                       200               9,363
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,363
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT MANUFACTURING - 1.1%
ELEXSYS INTERNATIONAL INC*                                                                             100               2,813
SANMINA*                                                                                               100               8,656
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        11,469
-----------------------------------------------------------------------------------------------------------------------------------
DATA STORAGE - 2.0%
BOX HILL SYSTEMS*                                                                                      300               5,250
NETWORK APPLIANCE*                                                                                     300              16,275
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        21,525
-----------------------------------------------------------------------------------------------------------------------------------
DESIGN AUTOMATION SOFTWARE - 5.3%
CADENCE DESIGN SYSTEMS*                                                                                500              26,750
TECNOMATIX TECHNOLOGIES*                                                                               800              30,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        57,350
-----------------------------------------------------------------------------------------------------------------------------------
GRAPHIC/IMAGE PROCESS - 4.2%
ELECTRONICS FOR IMAGING*                                                                               900              45,900
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        45,900
-----------------------------------------------------------------------------------------------------------------------------------
PC-PERIPHERALS MANUFACTURING - 2.1%
ADAPTEC*                                                                                               400              18,700
NEOMAGIC*                                                                                              200               4,038
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        22,738
-----------------------------------------------------------------------------------------------------------------------------------
PRECISION INSTRUMENTS - 1.9%
REMEC*                                                                                                 550              20,075
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        20,075
-----------------------------------------------------------------------------------------------------------------------------------
SATELLITE/CABLE EQUIPMENT - 1.2%
SPECTRIAN*                                                                                             200              12,825
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,825
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR MANUFACTURING - 8.2%
ALTERA *                                                                                               100               5,125
ASE TEST LIMITED*                                                                                      100               8,475
C.P. CLARE*                                                                                            100               1,975
INTEGRATED CIRCUIT SYSTEM*                                                                             200               7,400
LINEAR TECHNOLOGY                                                                                      100               6,875
MAXIM INTEGRATED PRODUCTS*                                                                             200              14,288
MICROCHIP TECHNOLOGY*                                                                                  700              31,609
PMC-SIERRA*                                                                                            300               7,650
VITESSE SEMICONDUCTOR*                                                                                 100               4,956
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        88,353
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR PRODUCTION EQUIPMENT - 5.7%
CFM TECHNOLOGIES*                                                                                      100               3,919
KLA-TENCOR*                                                                                            200              13,513
KULICKE & SOFFA INDUSTRIES*                                                                            300              13,893
NOVELLUS SYSTEMS*                                                                                      100              12,600
PRI AUTOMATION*                                                                                        200              11,700
SPEEDFAM INTERNATIONAL*                                                                                100               6,038
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        61,663
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR TESTING EQUIPMENT - 2.4%
ADE CORPORATION*                                                                                       200               8,025
LECROY*                                                                                                400              17,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        25,725
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE-CLIENT/SERVER - 4.3%
CITRIX SYSTEMS*                                                                                        600              30,206
DOCUMENTUM*                                                                                            300               9,975
PEOPLESOFT*                                                                                            100               5,975
ROGUE WAVE SOFTWARE*                                                                                   100               1,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        47,531
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE-MANUFACTURING - 0.3%
ASPEN TECHNOLOGY*                                                                                      100               3,513
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,513
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE-OTHER - 2.3%
JDA SOFTWARE GROUP*                                                                                    300              10,950
OSHAP TECHNOLOGY*                                                                                      400               4,050
VIASOFT*                                                                                               200               9,900
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        24,900
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT - 15.3%
ADC TELECOMMUNICATIONS*                                                                                300               9,750
ADVANCED FIBRE*                                                                                        600              24,600
CIENA*                                                                                                 100               4,953
GEOTEL COMMUNICATIONS*                                                                                 300               5,663
MAS TECHNOLOGY LIMITED ADR*                                                                            300               6,825
P-COM*                                                                                               1,000              23,938
PAIRGAIN TECHNOLOGIES*                                                                                 200               5,700
POWERWAVE TECHNOLOGY*                                                                                  200               7,750
SAWTEK*                                                                                                200               9,250
TELEDATA COMMUNICATION*                                                                                900              40,613
TELLABS*                                                                                               400              20,600
WORLD ACCESS*                                                                                          200               6,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       166,142
-----------------------------------------------------------------------------------------------------------------------------------
VOICE/CALL TRANSACTION PROCESSING - 2.5%
COMVERSE TECHNOLOGY*                                                                                   100               5,270
NICE SYSTEMS LIMITED ADR*                                                                              100              22,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        27,770
-----------------------------------------------------------------------------------------------------------------------------------
Total Technology (Cost $630,197)                                                                                       687,518
-----------------------------------------------------------------------------------------------------------------------------------
        Total Common Stock
              (Cost $851,404)                                                                                          934,290
-----------------------------------------------------------------------------------------------------------------------------------
Repuchase Agreement - 13.5%
Lehman
      5.36%, dated 09/30/97, matures 10/01/97, repurchase price
      $145,620 (collateralized by U.S. Government obligations:
      total market value $150,053)(A)                                                             $145,598          $  145,598
-----------------------------------------------------------------------------------------------------------------------------------
        Total Repurchase Agreement
              (Cost $145,598)                                                                                          145,598
------------------------------------------------------------------------------------------------------------------------------------
Total Investments - 99.8%
    (Cost $997,002)                                                                                                  1,079,888
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets and Liabilities - 0.2%
Other Assets and Liabilities, Net                                                                                        2,575
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Fund Shares (authorized 500 million shares -
    $0.001 par value) based on 88,059 outstanding shares
    of common stock                                                                                                    998,023
Accumulated net investment income                                                                                           92
Accumulated net realized gains on investments                                                                            1,462
Net unrealized appreciation on investments                                                                              82,886
-----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets - 100%                                                                                             $1,082,463
===================================================================================================================================
Net Asset Value, Offering and Redemption Price
     Per Share                                                                                                      $    12.29
===================================================================================================================================

* Non-income producing security
(A) - TRI-PARTY REPURCHASE AGREEMENT
ADR - American Depository Receipt
Cl - Class

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
As of September 30, 1997 (Unaudited)

1. ORGANIZATION

The PBHG Growth II, the PBHG Large Cap Growth, the PBHG Technology & Communications Portfolios are part of the PBHG Insurance Series Fund, Inc. (the "Fund"), a Maryland corporation, registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund consists of these Portfolios and three others: the PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), the PBHG Large Cap Value Portfolio (the "Large Cap Value Portfolio"), and the PBHG Select 20 Portfolio (the "Select 20 Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). As of September 30, 1997, the Small Cap Value and the Large Cap Value Portfolios had not commenced operations. Each Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investment securities of the Portfolios that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, are valued at the most recent bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income for the Portfolios are declared annually, if available. Distributions of net realized capital gains, for all portfolios, are generally made to shareholders annually. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Pilgrim Baxter & Associates, Ltd. (the "Adviser") ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

All organizational costs incurred in connection with the start up of the Growth II Portfolio, the Large Cap Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Value Portfolio, the Technology & Communications Portfolio, and the Select 20 Portfolio are being amortized on a straight line basis over a period of sixty months. In the event that any of the initial shares of the Portfolio are redeemed by any holder thereof during the period that the Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Growth II Portfolio and the Technology & Communications Portfolio and 0.75% of the average daily net assets of the Large Cap Growth Portfolio. In the interest of limiting expenses of the Portfolios, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Growth II Portfolio, the Large Cap Growth Portfolio and the Technology & Communications Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual expenses (expressed as a percentage of the

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Portfolio's average daily net assets) to 1.20%, 1.10%, 1.20%, respectively. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Growth II Portfolio, the Large Cap Growth Portfolio, the Technology & Communications Portfolio to exceed 1.20%, 1.10%, 1.20%, respectively. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million;
(ii) the Portfolio's total annual expense ratio is less than 1.20%, 1.10%, 1.20%, respectively, and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Fund Resources (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee at the annual rate of 0.07% of the average daily net assets of each Portfolio with respect to $2.5 billion of the total average daily net assets of (i) the Fund and (ii) The PBHG Funds, Inc., and a fee at the annual rate of 0.025% of the average daily net assets of each Portfolio with respect to the total daily net assets of (i) the Fund and (ii) The PBHG Funds, Inc. in excess of $2.5 billion.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.

4. INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Portfolios for the period from May 1, 1997 (commencement of operations) through September 30, 1997, were as follows:

                                                  Purchases      Sales
                                                  ---------      -----
PBHG Growth II Portfolio                            5,046         362
PBHG Large Cap Growth Portfolio                     1,894         279
PBHG Technology & Communications Portfolio          1,023         173

The aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio are as follows:

                                                                                   Net
                                                                                Unrealized
                                              Unrealized       Unrealized      Appreciation/
                                             Appreciation     Depreciation    (Depreciation)
                                             ------------     ------------    --------------
PBHG Growth II Portfolio                        400,037        (125,055)         274,982
PBHG Large Cap Growth Portfolio                 146,719         (27,820)         118,899
PBHG Technology & Communications Portfolio      105,160         (22,274)          82,886


The total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes at September 30, 1997 was not materially different from amounts reported for financial reporting purposes.

5. CONSENT OF SOLE SHAREHOLDER

On March 10, 1997, the sole shareholder of the Portfolios approved the following appointments: Pilgrim Baxter & Associates, Ltd. as investment adviser to the Portfolios, Newbold's Asset Management, Inc. as investment sub-adviser to the Small Cap Value and Large Cap Value Portfolios, PBHG Fund Services as administrator to the Portfolios, SEI Fund Resources as sub-administrator to the Portfolios and SEI Investments Distribution Co. to serve as distributor of the shares of the Portfolios.

6. LINE OF CREDIT

Each Portfolio may borrow, an amount up to its prospectus defined limitations, from a committed line of credit available to (i) the Fund and (ii) The PBHG Funds, Inc. No Portfolio had an outstanding borrowing at September 30, 1997, or at any time during the period from May 1, 1997 (commencement of operations) through September 30, 1997.

                            PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements:

      Part A - Prospectus:

      Financial Highlights in Prospectus Supplement

      Part B - Statement of Additional Information

      Statements of Assets and Liabilities as of April 4, 1997
      Notes of Statements of Assets and Liabilities as of April 4, 1997 Report of Independent Accountants dated April 8, 1997

      The following updated financial statements for the PBHG Growth II, PBHG Large Cap Growth and PBHG Technology Communications Portfolios are filed with this Registration Statement:

      Statement of Net Assets as of September 30, 1997
      Statement of Assets and Liabilities as of September 30, 1997 Statement of Operations for the period ended September 30, 1997 Financial Highlights as of September 30, 1997
      Notes to Financial Statements as of September 30, 1997

(b)   Exhibits:

1     Articles of Incorporation(1)

2     By-Laws(2)

3     Voting trust agreement - none

4     Not Applicable

5(a)  Form of Investment Advisory Agreement between the
      Registrant and Pilgrim Baxter & Associates, Ltd.(2)

5(b) Form of Investment Sub-Advisory Agreement between and among the Registrant, on behalf of the Small Cap Value and Large
      Cap Value Portfolios, Pilgrim Baxter & Associates, Ltd. and
      Newbold's Asset Management, Inc.(2)

6 Form of Distribution Agreement between the Registrant and SEI Financial Services Company(2)

7     Bonus, profit sharing or pension plans - none

8     Form of Custodian Agreement between the Registrant and

      CoreStates Bank, N.A.(2)

9(a) Form of Transfer Agency Agreement between the Registrant and DST Systems, Inc.(2)

9(b)  Form of Administrative Services Agreement between the
      Registrant and PBHG Fund Services(2)

9(c)  Form of Sub-Administrative Services Agreement between the
      Registrant and SEI Fund Resources(2)

9(d)  Form of Expense Limitation Agreement between the
      Registrant and Pilgrim Baxter & Associates, Ltd.(2)

9(e)  Form of Fund Participation Agreement(2)

9(f)  Form of Organizational Expense Reimbursement Agreement(2)

10    Opinion of Counsel - Not Applicable

11(a) Consent of Coopers & Lybrand L.L.P.

11(b) Consent of Ballard Spahr Andrews & Ingersoll

12    Financial Statements omitted from Item 23 - none

13    Form of Stock Subscription Agreement(2)

14    Model Retirement Plan - none

15    Rule 12b-1 Plan - none

16    Schedule for computation of Performance Quotation - none

18    Rule 18f-3 Plan - none

27    Financial Data Schedule


(1) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-19497) as filed electronically with the Commission on January 10, 1997.

(2) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-19497) as filed electronically with the Commission on April 8, 1997.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

As of October 31, 1997:

Title of Class                                       Number of Record Holders
--------------                                       ------------------------
PBHG Growth II Portfolio                                        12
PBHG Large Cap Growth Portfolio                                 10
PBHG Small Cap Value Portfolio                                  10
PBHG Technology & Communications Portfolio                      11
PBHG Large Cap Value Portfolio                                  10
PBHG Select 20 Portfolio                                         8


ITEM 27. INDEMNIFICATION

The Articles of Incorporation of the Registrant include the following:


                                   ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the 1940 Act. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

The By-Laws of the Registrant include the following:


                                   ARTICLE VI

                                 Indemnification

"The Corporation shall indemnify (a) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment Company Act of 1940, as amended, and Release No. IC-11330 issued thereunder.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:



Name and Position with Pilgrim
Baxter & Associates, Ltd.             Name of Other Company                     Connection with Other Company

Harold J. Baxter                      PBHG Fund Services                        Trustee
Director, Chairman &
Chief Executive Officer               United Asset Management                   Member, Board of Directors
                                      Corporation

                                      Newbold's Asset Management, Inc.          Director, Chairman and Chief
                                                                                Executive Officer

Gary L. Pilgrim                       PBHG Fund Services                        Trustee
Director, President,
Treasurer & Chief Investment
Officer

Brian F. Bereznak                     PBHG Fund Services                        President and Trustee
Chief Operating Officer
(from 1989 through 1996)              Newbold's Asset Management, Inc.          Director

Eric C. Schneider                     Newbold's Asset Management, Inc.          Chief Financial Officer
Chief Financial Officer

John M. Zerr                          Newbold's Asset Management, Inc.          General Counsel and Secretary
General Counsel and Secretary


Name and Position with Newbold's
Asset Management, Inc.                Name of Other Company                     Connection with Other Company

Harold J. Baxter                      Pilgrim Baxter & Associates, Ltd.         Director, Chairman & Chief Executive
Director, Chairman and Chief                                                    Officer
Executive Officer                     PBHG Fund Services                        Trustee

                                      United Asset Management Corporation       Member, Board of Directors

Brian F. Bereznak                     Pilgrim Baxter & Associates, Ltd.         Chief Operating Officer
Director                                                                        (from 1989 through 1996)

                                      PBHG Fund Services                        President and Trustee

Gary L. Pilgrim                       Pilgrim Baxter &                          Director, President,
Director                              Associates, Ltd.                          Treasurer & Chief
                                                                                Investment Officer

                                      PBHG Fund Services                        Trustee

James Farrell                         None                                      None
Chief Investment Officer

David W. Jennings                     Pilgrim Baxter &                          Director of Client
President & Chief                     Associates, Ltd.                          Service
Operating Officer





                                       C-5









Eric C. Schneider                     Pilgrim Baxter &                          Chief Financial Officer
Chief Financial Officer               Associates, Ltd.

John M. Zerr                          Pilgrim Baxter &                          General Counsel and Secretary
General Counsel and Secretary         Associates, Ltd.



ITEM 29. PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution, Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                               July 15, 1982
SEI Liquid Asset Trust                               November 29, 1982
SEI Tax Exempt Trust                                 December 3, 1982
SEI Index Funds                                      July 10, 1985
SEI Institutional Managed Trust                      January 22, 1987
SEI International Trust                              August 30, 1988
The Advisors' Inner Circle Fund                      November 14, 1991
The Pillar Funds                                     February 28, 1992
CUFund                                               May 1, 1992
STI Classic Funds                                    May 29, 1992
CoreFunds, Inc.                                      October 30, 1992
First American Funds, Inc.                           November 1, 1992
First American Investment Funds, Inc.                November 1, 1992
The Arbor Fund                                       January 28, 1993
Boston 1784 Funds (R)                                June 1, 1993
The PBHG Funds, Inc.                                 July 16, 1993
MarquisSM Funds                                      August 17, 1993
Morgan Grenfell Investment Trust                     January 3, 1994
The Achievement Funds Trust                          December 27, 1994
Bishop Street Funds                                  January 27, 1995
CrestFunds, Inc.                                     March 1, 1995
STI Classic Variable Trust                           August 18, 1995
Ark Funds                                            November 1, 1995
Monitor Funds                                        January 11, 1996
FMB Funds, Inc.                                      March 1, 1996
SEI Asset Allocation Trust                           April 1, 1996
TIP Funds                                            April 28, 1996
SEI Institutional Investments Trust                  June 14, 1996
First American Strategy Funds, Inc.                  October 1, 1996
HighMark Funds                                       February 15, 1997
Armada Funds                                         March 8, 1997
Expedition Funds                                     June 9, 1997

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B.

The principal business address and each person named in the table below is SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456.





                                                                                 Positions and Offices with
     Name                 Positions and Offices with Underwriter                           Registrant
     ----                 --------------------------------------                           ----------
Alfred P. West, Jr.       Director, Chairman                                                   -
                          & Chief Executive Officer

Henry H. Greer            Director, President                                                  -
                          & Chief Operating Officer

Carmen V. Romeo           Director, Executive Vice President,                                  -
                          President - Investment Advisory Group

Gilbert L. Beebower       Executive Vice President                                             -

Richard B. Lieb           Executive Vice President, President                                  -
                          Investment Services Division

Leo J. Dolan, Jr.         Senior Vice President                                                -

Carl A. Guarino           Senior Vice President                                                -

Larry Hutchinson          Senior Vice President                                                -

David G. Lee              Senior Vice President                                                -

Jack May                  Senior Vice President                                                -

A. Keith McDowell         Senior Vice President                                                -

Dennis J. McGonigle       Executive Vice President                                             -

Hartland J. McKeown       Senior Vice President                                                -

Barbara J. Moore          Senior Vice President                                                -

Kevin P. Robins           Senior Vice President, General Counsel              Vice President & Assistant Secretary
                          and Secretary

Robert Wagner             Senior Vice President                                                -

Patrick K. Walsh          Senior Vice President                                                -

Marc H. Cahn              Vice President & Assistant Secretary                                 -

Robert Crudup             Vice President & Managing Director                                   -

Vic Galef                 Vice President & Managing Director                                   -


                                       C-7



Kim Kirk                  Vice President & Managing Director                                   -

John Krzeminski           Vice President & Managing Director                                   -

Carolyn McLaurin          Vice President & Managing Director                                   -

Donald Pepin              Vice President & Managing Director                                   -

Mark Samuels              Vice President & Managing Director                                   -

Wayne M. Withrow          Vice President & Managing Director                                   -

Robert Aller              Vice President                                                       -

Gordon W. Carpenter       Vice President                                                       -

Todd Cipperman            Vice President & Assistant Secretary                                 -

Barbara Doyne             Vice President                                                       -

Jeff Drennen              Vice President                                                       -

Kathy Heilig              Vice President & Treasurer                                           -

Michael Kantor            Vice President                                                       -

Samuel King               Vice President                                                       -

Joanne Nelson             Vice President                                                       -

W. Kelso Morrill          Vice President                                                       -

Barbara A. Nugent         Vice President & Assistant Secretary                Vice President & Assistant Secretary

Sandra K. Orlow           Vice President & Assistant Secretary                Vice President & Assistant Secretary

Cynthia M. Parrish        Vice President & Assistant Secretary                                 -

Kim Rainey                Vice President                                                       -

Steve Smith               Vice President                                                       -

Daniel Spaventa           Vice President                                                       -

Kathryn L. Stanton        Vice President & Assistant Secretary                Vice President & Assistant Secretary

James Dougherty           Director of Brokerage Services                                       -

c. None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1), (2)(a) and (b), (3), (6), (8),
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

CoreStates Bank, N.A.

Broad and Chestnut Streets
P.O. Box 7618
Philadelphia, PA 19101


(b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

SEI Fund Resources
One Freedom Valley Road
Oaks, PA 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

Pilgrim Baxter & Associates, Ltd.
1255 Drummers Lane, Suite 300
Wayne, PA 19087

Newbold's Asset Management, Inc.
950 Haverford Road
Bryn Mawr, PA 19010


ITEM 31. MANAGEMENT SERVICES

None

ITEM 32. UNDERTAKINGS

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania, on the 21st day of November, 1997.

                                      PBHG INSURANCE SERIES FUND, INC.

                                      Registrant

                                      By: /s/ Harold J. Baxter
                                          ------------------------------------
                                          Harold J. Baxter
                                          Chairman and Chief Executive Officer
ATTEST:

/a/ Brian F. Bereznak
---------------------------------
Brian F. Bereznak, Vice President
and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons on the 21st day of November, 1997 in the capacities and on the dates indicated.

SIGNATURE AND TITLE                                                   DATE

/s/ Harold J. Baxter           Chairman, Chief Executive       November 21, 1997
-----------------------
Officer and Director
Harold J. Baxter

*                              Director                          ___________
--------------------
John R. Bartholdson

*                              Director                          ___________
------------------
Jettie M. Edwards

*                              Director                          ___________
----------------
Albert A. Miller

*                             Chief Financial Officer            ___________
-----------------             and Controller
Stephen G. Meyer


*By: /s/ Harold J. Baxter                                      November 21, 1997
-------------------------
    Harold J. Baxter
    Attorney-in-Fact

                                POWER OF ATTORNEY

         We, the undersigned Directors of PBHG Insurance Series Fund, Inc. (the "Company"), whose signatures appear below, hereby make, constitute and appoint Harold J. Baxter, John M. Zerr and William H. Rheiner, and each of them acting individually, to be our true and lawful attorneys and agents, each of them with the power to act without any other and with full power of substitution, to execute, deliver and file in each undersigned Director's capacity as shown below, any and all instruments that said attorneys and agents may deem necessary or advisable to enable the Company to comply with the Securities Act of 1933, as amended, including any and all pre-effective and post-effective amendments to the Company's registration statement, and any rules, regulations, orders or other requirements of the Securities and Exchange Commission thereunder in connection with the registration of shares or additional shares of common stock of the Company or any of its series or classes thereof, and the registration of the Company or any of its series under the Investment Company Act of 1940, as amended, including any and all amendments to the Company's registration statement; and without limitation of the foregoing, the power and authority to sign the name of the Company on its behalf, and to sign the name of each such Director on his or her behalf, and we hereby grant to said attorney or attorneys, full power and authority to do and perform each and every act and thing whatsoever as said attorney or attorneys may deem necessary or advisable to carry out fully the intent of this Power of Attorney to the same extent and with the same effect as if we might or could do personally in our capacity as aforesaid and we ratify, confirm and approve all acts and things which said attorney or attorneys might do or cause to be done by virtue of this Power of Attorney and his and her signatures as the same may be signed by said attorney or attorneys.

      SIGNATURE                      TITLE                          DATE
      ---------                      -----                          ----

/s/ Harold J. Baxter                Director                      10/10/97
--------------------
Harold J. Baxter

/s/ John R. Bartholdson             Director                      10/10/97
-----------------------
John R. Bartholdson

/s/ Jettie M. Edwards               Director                      10/10/97
---------------------
Jettie M. Edwards

/s/ Albert A. Miller                Director                      10/10/97
--------------------
Albert A. Miller

                                POWER OF ATTORNEY

         We, the undersigned Officers of PBHG Insurance Series Fund, Inc. (the "Company"), whose signatures appear below, hereby make, constitute and appoint Harold J. Baxter, John M. Zerr and William H. Rheiner, and each of them acting individually, to be our true and lawful attorneys and agents, each of them with the power to act without any other and with full power of substitution, to execute, deliver and file in each undersigned Officer's capacity as shown below, any and all instruments that said attorneys and agents may deem necessary or advisable to enable the Company to comply with the Securities Act of 1933, as amended, including any and all pre-effective and post-effective amendments to the Company's registration statement, and any rules, regulations, orders or other requirements of the Securities and Exchange Commission thereunder in connection with the registration of shares or additional shares of common stock of the Company or any of its series under the Investment Company Act of 1940, as amended, including any and all amendments to the Company's registration statement; and without limitation of the foregoing, the power and authority to sign the name of the Company on its behalf, and to sign the name of each such Officer on his behalf and we grant to said attorney or attorneys, full power and authority to do and perform each and every act and thing whatsoever as said attorney or attorneys may deem necessary or advisable to carry out fully the intent of this Power of Attorney to the same extent and with the same effect as if we might or could do personally in our capacity as aforesaid and we ratify, confirm and approve all acts and things which said attorney or attorneys might do or cause to be done by virtue of this Power of Attorney and his signatures as the same may be signed by said attorney or attorneys.


      SIGNATURE                      TITLE                          DATE
      ---------                      -----                          ----

/s/ Harold J. Baxter            Chairman and Chief                10/10/97
--------------------            Executive Officer
Harold J. Baxter


/s/ Brian F. Bereznak           Vice President and                10/10/97
---------------------           Assistant Secretary
Brian F. Bereznak


/s/ Stephen G. Meyer            Chief Financial Officer           10/10/97
--------------------            and Controller
Stephen G. Meyer

                   REPRESENTATION OF COUNSEL PURSUANT TO RULE
                     485(b) UNDER THE SECURITIES ACT OF 1933

         We hereby represent that Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of PBHG Insurance Series Fund, Inc. filed with the Securities and Exchange Commission under the Securities Act of 1933 (File No. 333-19497) and Amendment No. 3 under the Investment Company Act of 1940 (File No. 811-08009) contains no disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.


                                          /s/ Ballard Spahr Andrews & Ingersoll
                                          --------------------------------------
                                          Ballard Spahr Andrews & Ingersoll

                                  EXHIBIT LIST
Exhibit                                                         Sequentially
Number     Description                                          Numbered Pages
------     -----------                                          ---------------

11(a)      Consent of Coopers & Lybrand, L.L.P.

11(b)      Consent Ballard Spahr Andrews & Ingersoll

27         Financial Data Schedule